Shareholder Fees - Allspring Managed Account CoreBuilder Shares Series EM - CoreBuilder Shares - Series EM - Series EM	Oct. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%